Basis of presentation and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2016
Basis of presentation and significant accounting policies
Basis of presentation

Basis of presentation

        The functional currency of the majority of the Group's subsidiaries is the United States dollars ("USD"). The Group operates in a multi-currency environment having transactions in such currencies as the euros ("EUR"), British pounds ("GBP"), Romanian lei ("RON"), Polish złoty ("PLN"), Swiss francs ("CHF"), Russian rubles ("RUR") and others. The subsidiaries maintain their accounting records in accordance with the local or statutory requirements of the jurisdictions in which they are incorporated. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("US GAAP"). The accompanying consolidated financial statements differ from the financial statements of the subsidiaries issued for statutory purposes because they reflect certain adjustments, not recorded in the respective statutory accounting books that are appropriate to present the financial position, results of operations and cash flows.

Principles of consolidation

Principles of consolidation

        The accompanying consolidated financial statements include the accounts of the Company and its wholly and majority owned Subsidiaries. This generally includes all companies over which the Company directly or indirectly exercises control, which generally means that the Group owns more than 50% of the voting rights in the Subsidiary. Consolidation is also required when the Company is subject to a majority of the risk of loss or is entitled to receive a majority of the residual returns or both from a variable interest entity's activities. The financial statements of the Subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. Adjustments are made to conform any dissimilar material accounting policies that may exist. All intercompany accounts and transactions have been eliminated from the consolidated financial statements.

        The list of subsidiaries of the Group is the following:

	% of ownership as at March 31
Subsidiary	2016	2015
Luxoft International Company Ltd.	100.00%	100.00%
Excelian (Singapore) Pte Ltd	100.00%	n/a
Symtavision Inc.	100.00%	n/a
Symtavision GmbH	100.00%	n/a
Luxoft Luxembourg S.a.r.l	100.00%	n/a
Luxoft Sweden	100.00%	n/a
Luxoft Netherlands B.V.	100.00%	n/a
Luxoft UK Ltd.	100.00%	100.00%
Excelian Ltd. (UK)	100.00%	100.00%
Luxoft USA, Inc.	100.00%	100.00%
Radius Inc.	100.00%	100.00%
Excelian, Inc	100.00%	100.00%
Luxoft Canada Ltd.	100.00%	100.00%
Excelian Ltd. (Canada)	100.00%	100.00%
Luxoft Eastern Europe Ltd.	100.00%	100.00%
Luxoft Mexico S.A. de C.V.	100.00%	100.00%
Luxoft Singapore PTE. LTD.	100.00%	100.00%
Luxoft Poland sp.z.o.o.	100.00%	100.00%
Luxoft GmbH	100.00%	100.00%
Luxoft (Switzerland) GmbH	100.00%	100.00%
Luxoft Global Operations GmbH	100.00%	100.00%
Luxoft Vietnam Company Ltd.	100.00%	100.00%
Luxoft Bulgaria EOOD	100.00%	100.00%
Luxoft Professional Romania S.R.L.	100.00%	100.00%
Software ITC S.A.	99.40%	99.40%
Luxoft Services, LLC	100.00%	100.00%
Luxoft Professional, LLC	100.00%	100.00%
Luxoft Research, LLC	100.00%	100.00%
Luxoft Dubna, LLC	100.00%	100.00%
Luxoft Training Center	100.00%	100.00%
Luxoft Ukraine LLC	100.00%	100.00%

        The non-controlling interest is reported in the consolidated balance sheets as a separate component of equity and represents the aggregate ownership interests in the subsidiaries that are held by owners other than the Company.

Foreign currency translation

Foreign currency translation

        For the majority of the Subsidiaries, the functional currency is USD because the majority of their revenues, expenditures, debt and trade liabilities are either priced, incurred, payable or otherwise measured in USD. Transactions and balances not already measured in the functional currency have been re-measured in USD in accordance with the relevant provisions of ASC 830 Foreign Currency Matters. Monetary assets and liabilities denominated in currencies different from the functional currencies are re-measured at exchange rates prevailing on the balance sheet dates:

March 31, 2016		March 31, 2015		March 31, 2014
US 1$ =	0.9650 CHF	US 1$ =	1.0389 CHF	US 1$ =	1.1272 CHF
US 1$ =	67.6076 RUR	US 1$ =	58.4643 RUR	US 1$ =	35.6871 RUR
US 1$ =	26.2181 UAH	US 1$ =	23.4426 UAH	US 1$ =	10.955 UAH
US 1$ =	0.88 EUR	US 1$ =	0.92 EUR	US 1$ =	0.73 EUR
US 1$ =	3.9349 RON	US 1$ =	4.1115 RON	US 1$ =	3.2304 RON
US 1$ =	0.69 GBP	US 1$ =	0.67 GBP	US 1$ =	0.601 GBP
US 1$ =	3.759 PLN	US 1$ =	3.776 PLN	US 1$ =	3.081 PLN

        Non-monetary assets and liabilities, capital, revenues and costs are re-measured at historical exchange rates prevailing on the relevant transaction dates. Gains and losses on foreign currency transactions are charged or credited to operations.

        The Group uses the U.S. dollar as its reporting currency. Therefore, the financial statements of the Subsidiaries that use a functional currency other than USD are translated into USD in accordance with ASC 830 using the current rate method. Assets and liabilities are translated at the rate of exchange prevailing at the balance sheet dates. Shareholders' equity is translated at the applicable historical rate. Revenue and expenses are translated at the monthly average rates of exchange. Translation gains and losses are included in accumulated other comprehensive income.

Comprehensive income

Comprehensive income

        ASC 220 Comprehensive Income, requires the reporting of comprehensive income in addition to net income. Comprehensive income is defined as the change in equity of a business enterprise during a period from non-owner sources. Comprehensive income consists of foreign currency translation adjustments and adjustments to record changes in the funded status of the Group's defined benefit pension plan in accordance with ASC Subtopic No. 715-30, Defined Benefit Plans—Pension.

Cash and cash equivalents	Cash and cash equivalents The Group considers all highly liquid investments with a maturity of 90 days or less from the time of purchase to be cash equivalents.
Accounts receivable, net

Accounts receivable, net

        Accounts receivable are non-interest bearing and shown at their net realizable value, which approximates their fair value. Allowances for doubtful accounts are made for specific accounts in which collectability is doubtful, the Group does not make any general allowance based on the aging of accounts receivable.

        Recoveries of losses from accounts receivable written-off in prior years are presented within income from operations in the Group's consolidated statements of comprehensive income. Collections in respect of prior year write-offs amounted to $818 for the year ended March 31, 2016; $501 for the year ended March 31, 2015 and $335 for the year ended March 31, 2014.

        The table below summarizes changes in qualifying accounts for the years ended March 31, 2014, 2015 and 2016:

	Balance at the beginning of period	Charged to costs and expenses	Reversals / write-offs	Balance at the end of period
Allowance for doubtful accounts
For the year ended March 31, 2014	487	386	(222)	651
For the year ended March 31, 2015	651	805	(157)	1,299
For the year ended March 31, 2016	1,299	311	(1,531)	79

Work-in-progress

Work-in-progress

        Work-in-progress includes costs related to uncompleted contract stages. Costs include direct costs such as professional compensation (payroll and related benefits), subcontracting, travel, materials and other items.

Property and equipment

Property and equipment

        Property and equipment are carried at cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The estimated useful lives for property and equipment are as follows:

Buildings	25 years
Furniture and fixtures and motor vehicles	5 years
Exhibition and demonstration equipment	3 - 4 years
Assets under capital lease	3 years
Computers and office equipment	3 years
Capitalized software	3 years
Leasehold improvements	according to lease contracts

Intangible assets

Intangible assets

        Intangible assets, principally software and acquired contract-based customer relationships, partnership agreements, software and brands are amortized on a straight-line basis over their estimated useful lives, on average 5 to 10 years.

Goodwill

Goodwill

        Goodwill represents an excess of the cost of business acquired over the fair value of identifiable net assets at the date of acquisition. Goodwill is reviewed for impairment annually or whenever it is determined that one or more impairment indicators exist. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit identified in accordance with ASC 350 Intangibles—Goodwill and Other, and comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill.

Software costs

Software costs

        Under the provisions of ASC 350 Intangibles—Goodwill and Other, the Group capitalizes costs associated with software developed or obtained for internal use when both the preliminary project stage is completed and the Group's management has authorized further funding of the project which it deems probable to be completed and used to perform the function intended. Capitalization of such costs ceases no later than the point at which the project is substantially complete and ready for its intended purpose. Capitalized software development costs are amortized using the straight-line method over the expected useful life of the software (generally 3 to 5 years).

Research and development costs	Research and development costs Research and development costs are expensed as incurred.
Impairment of Long-lived assets

Impairment of Long-lived assets

        In accordance with ASC 360 Property, Plant, and Equipment, and ASC 205 Presentation of Financial Statements, long-lived assets to be held and used by the Group, including intangible assets that are subject to amortization, are reviewed to determine whether an event or change in circumstances indicates that the carrying amount of the asset may not be recoverable. For long-lived assets to be held and used, the Group bases its evaluation on such impairment indicators as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements, as well as other external market conditions or factors that may be present. If such impairment indicators are present or other factors exist that indicate that the carrying amount of these of an undiscounted cash flow analysis of assets at the lowest level for which identifiable cash flows exist. If impairment has occurred, the Group recognizes a loss for the difference between the carrying amount and the fair value of the asset. The fair value of the asset is measured using discounted cash flow analysis or other valuation techniques. No impairment expense related to long-lived assets was recognized during the years ending March 31, 2016, 2015 and 2014.

Income taxes

Income taxes

        The Group computes and records income tax expense in accordance with ASC 740, Income Taxes. Under the asset and liability method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities at each reporting date, and are measured using the enacted tax rates and laws that will be in effect when differences are expected to reverse.

        ASC 740 Income Taxes, clarifies the accounting for uncertainty in income taxes recognition. ASC 740 prescribes a recognition threshold and measurement attribute for the recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Group believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. However, the Group cannot predict with certainty the interpretations or positions that tax authorities may take regarding specific tax returns filed by the Group and, even if the Group believes its tax positions are correct, may determine to make settlement payments in order to avoid the costs of disputing particular positions taken.

Revenue recognition

Revenue recognition

        The Group generates revenues primarily from software development services, including in such areas of competence as (a) custom software development and support, (b) product engineering and testing and (c) technology consulting. The Group recognizes revenues when realized or realizable and earned, which is when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the sales price is fixed or determinable; and collectability is reasonably assured.

        The Group recognizes sales from time-and-material contracts as services are performed, based on actual hours and applicable billing rates, using the proportional performance method, with the corresponding cost of providing those services reflected as cost of sales. The majority of such sales are billed on a monthly basis whereby actual time is charged directly to the client at negotiated hourly billing rates.

        The Group recognizes sales from fixed price contracts based on the proportional performance method, during the period in which amounts become billable in accordance with the terms of the Group's contracts. Services under fixed price contracts are delivered in stages. Revenues recognized for completed stages are generally representative of the percentage of completion of the entire contract, as they are based on hours incurred compared to the total hours estimated for the completion of the entire contract. Costs related to completed stages are expensed as incurred, while those related to uncompleted stages are recorded in work-in-progress on the balance sheet. In instances where final acceptance is specified by the client, sales are deferred until all acceptance criteria have been met. In the absence of a sufficient basis to measure progress towards completion, sales are recognized upon receipt of final acceptance from the client.

        Revenue is stated net of any value-added taxes ("VAT") charged to clients.

        The Group enters into multiple elements arrangements with the customers that purchase license and further maintenance and support. The Group accounts for these revenues in accordance with guidance of ASC 605-25, Revenue recognition—multiple elements arrangements. The selling price of each element is based on vendor specific objective evidence ("VSOE") if available or estimated selling price. The estimation of selling price is made through consultation with and approval by the Group's management, taking into consideration the Group's pricing model and go-to-market strategy. Some of the software arrangements include consulting implementation services sold. Consulting revenues from these arrangements are generally accounted for separately from new software licenses revenues because the arrangements qualify as services transactions as defined in ASC 985-605, Revenue recognition—Software. The more significant factors considered in determining whether the revenues should be accounted for separately include the nature of services (i.e., consideration of whether the services are essential to the functionality of the licensed product), degree of risk, availability of services from other vendors, timing of payments and impact of milestones or acceptance criteria on the realizability of the software license fee. Revenues for consulting services are generally recognized as the services are performed.

        For multiple element arrangements under time-and-material contracts, revenue is recognized as services are performed for each deliverable. For arrangements under fixed-price contracts, software development revenue is recognized upon delivery of development services under the proportional performance method, as described above and for support services—on a straight-line basis over the support period, which is generally from 6 months to a year.

        The Group reports gross reimbursable travel and "out-of-pocket" expenses incurred as both sales and cost of sales in the consolidated statements of operations.

Warranty Costs

Warranty Costs

        In most contracts the Group warrants that the technology solutions it developed for its clients would operate in accordance with the project specifications without defects for a specified warranty period. In the event that defects that the Group is held responsible for are discovered during the warranty period, the Group is obligated to remedy the defects.

        The Group provides for the estimated cost of warranties at the time the related revenue is recognized based on historical and projected warranty claim rates, historical and projected cost-per-claim and knowledge of specific product failures that are outside of the Group's typical experience. The Group has never incurred any material amounts with respect to the warranties for its solutions. Each quarter, the Group re-evaluates these estimates to assess the adequacy of its recorded warranty liabilities considering the size of the installed base of products subject to warranty protection and adjusts the amounts as necessary. If actual product failure rates or repair costs differ from estimates, revisions to the estimated warranty liabilities would be required and could materially affect the Group's results of operations.

Cash Flow

Cash Flow

        The Group utilizes invoice discounting and receivable purchase facilities as a source of short-term borrowings. The volume of such borrowings decreased significantly in the year ended March 31, 2016. Due to the fact that all short-term borrowings of the Group have quick turnover and short maturities the Group chooses, in accordance with ASC 230-10-45-8, Statement of Cash Flows—Other Presentation Matters, to present only net changes during the period in the Statement of Cash Flows, because the knowledge of the gross cash receipts and payments related to them is believed to be not necessary to understand the Group's financing activities. The Group changed the presentation of the year ended March 31, 2015 and 2014, for comparability reasons.

Government Grants

Government Grants

        The Group participates in government grants programs in several countries. Due to the absence of authoritative regulations for government grants in U.S. GAAP, the Group refers to IAS 20 guidance as to a non-authoritative source. The company evaluates a received grant as related to expenses or losses already incurred and recognizes it in profit or loss of the period in which the grant becomes receivable.

Business combinations

Business combinations

        The Group accounts for its business acquisitions under the purchase method. The total cost of an acquisition is allocated to the underlying assets, including intangible assets acquired, and liabilities assumed based on their respective estimated fair values. Determining the fair value of assets acquired and liabilities assumed requires management's judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, intangible and other asset lives and market multiples, among other items. The results of operations of acquired companies are included in the consolidated financial statements from the date of acquisition. After control is obtained, changes in ownership interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions.

Advertising

Advertising

        The Group expenses the cost of advertising as incurred. Advertising expenses for the years ended March 31, 2016, 2015 and 2014 were $2,942, $2,281 and $1,390 respectively, and are classified as selling expenses.

Social contributions

Social contributions

        The Group contributes to pension and social funds in accordance with the legislation applicable to each of the subsidiaries. These contributions amounted to approximately, $31,284, $20,608 and $16,300 for the years ended March 31, 2016, 2015 and 2014, respectively, and were expensed as incurred.

        The majority of these contributions are made by Subsidiaries in Russia, Poland and Romania where social contributions charges is a mandatory tax consisting of contributions paid by employers to the relevant pension, social security, medical and other similar funds. In most countries where subsidiaries of the Company are located the social contributions tax rate varies depending on employee's annual compensation and maximum taxable amount of annual compensation is normally capped with thresholds settled by relevant state governments. In particular, in Russia the social contribution tax rate is between 8% and 22% for the Pension Fund; between 0% and 2.9% to the Social Security Fund; between 0% and 5.1% to the Federal Medical Insurance Fund; and between 0.2% and 8.5% for mandatory accident insurance, in average giving rise to 30-34% social security tax rate. In Poland an average social contribution tax rate is up to 19.86% where 9.76% is paid for Retirement insurance, 6.5% for Disability insurance, from 0.4% up to 3.6% for Industrial injuries insurance. In Romania total social security tax rate is about 22.75%, where charges to Social insurance fund are paid at 15.8%, to Health Fund at 5.2%, to Unemployment fund at 0.5%, to National insurance fund for labor accidents and professional diseases—at 0.15%, to Fund for guarantee of salary payment liabilities—at 0.25%, for Medical leave and health indemnities contribution—at 0.85%.

Derivative financial instruments

Derivative financial instruments

        To protect itself from possible changes related to forecasted transactions denominated in currencies different from U.S. dollars, the Group uses forward currency exchange contracts. In accordance with ASC 815 Derivatives and Hedging, the Group recognizes all derivative financial instruments, such as foreign exchange contracts at fair value. Estimates of fair value were determined in accordance with ASC 820 Fair Value Measurements.

        Due to increased volume of hedged transactions and extended periods of foreign exchange contracts there is a risk of significant fluctuations of fair values of derivatives, affecting the Company's Statement of Comprehensive income. In order to reduce such fluctuations, the Group started to apply hedge accounting to forward contracts offsetting its forecasted transactions denominated in euro and British pounds in accordance with the guidance of ASC 815-30, Cash Flow Hedges. The forward contracts concluded in 2016 calendar year are designed so that the critical terms of the hedging instrument and of the hedged forecasted transaction are the same, therefore there is no ineffectiveness to be recognized in earnings, and the Group recognises all gain or loss on a derivative instrument designated as a cash flow hedge in other comprehensive income. Amounts in accumulated other comprehensive income are reclassified into earnings in the same period when the hedged forecasted transaction affects earnings, i.e. when a forecasted sale actually occurs or an expense is incurred. Gains or losses related to hedge of forecasted sales are recognised in Sales of services, and those attributable to forecasted expense are recognised in Cost of services.

        Forward contracts concluded before January 2016 were not designated as cash flow hedge at inception and did not qualify for hedge accounting as defined by ASC 815. Gain or loss on revaluation of these contracts is recognised directly in earnings as gain or loss from foreign currency exchange contract.

Concentration of credit risk

Concentration of credit risk

        The concentrations of credit risk associated with trade and other receivables are mitigated by ongoing procedures to monitor the creditworthiness of customers and other debtors.

        As of March 31, 2016, the largest clients' balances accounted for 30%, 22%, 7%, 4% and 3% of the total Group's accounts receivable. As of March 31, 2015, the largest clients' balances accounted for 32%, 21%, 9%, 4% and 3% of the total Group's accounts receivable. As of March 31, 2014, the largest clients' balances accounted for 33%, 20%, 11%, 6% and 6% of the total Group's accounts receivable.

        For the year ended March 31, 2016, the same customers accounted for 30%, 22%, 7%, 3% and 3% of the Group's revenues. For the year ended March 31, 2015, the same customers accounted for 36%, 20%, 8%, 4% and 4% of the Group's revenues. For the year ended March 31, 2014, the same clients accounted for 32%, 19%, 9%, 7% and 4% of the Group's revenues.

Use of estimates in preparation of financial statements

Use of estimates in preparation of financial statements

        The preparation of these consolidated financial statements, in conformity with US GAAP, requires management to make estimates and assumptions that affect amounts in the financial statements and accompanying notes and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments

Fair value of financial instruments

        The fair value of financial instruments, including cash and cash equivalents, short-term borrowings, which are included in current assets and liabilities, accounts receivable and accounts payable approximate the carrying value of these items due to the short-term maturities of such instruments.

Fair value measurement

Fair value measurement

        The Group follows the provisions of ASC 820 Fair Value Measurements and Disclosures, and considers the following three levels of inputs to measure the fair value:

        Level 1: Quoted prices for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

        Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are non-active; inputs other than quoted prices that are observable and derived from or corroborated by observable market data.

        The Group classifies its derivative assets and liabilities as Level 2. The fair value of foreign currency forward and option contracts are based on internally developed valuation models that discount cash flows resulting from the differential between the contractual foreign currency exchange rate and the reporting date market-based forward foreign currency exchange rate for a similar instrument.

        Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

        The Group used Level 3 inputs when determining the fair value of contingent payable for business Acquisition (Note 3), contingent payable for software acquisition (Note 8) Luxoft reportable unit for the purposes of determining goodwill impairment (see Note 5), and the value of shares issued under the stock option plans of the Company (Note 17).

        In determining the estimated fair values of the reporting units, the Group employed a Discounted Cash Flow ("DCF") analysis. Determining estimated fair values requires the application of significant judgment.

        The basis for the Group's cash flow assumptions includes forecasted revenue, operating costs and other relevant factors, including estimated capital expenditures. Assumptions under this method have been adjusted to reflect increased risk due to current economic volatility. In addition to that, the Group has to estimate the applicable discount rate and the terminal growth rates, where applicable. The significant unobservable inputs used in the fair value estimations are as following:

•

Cost of capital: The cost of capital reflects the return a hypothetical market participant would require for a long-term investment in an asset and can be viewed as a proxy for the risk of that asset. Changes in the financial markets, such as an increase in interest rates or an increase in the expected required return on equity by market participants within the industry, could increase the discount rate, thus decreasing the fair value of the assets. The cost of capital used by the Group in its analysis ranged from 12% to 19% based on the level of risk related to each particular asset or reporting unit.

•	Cost of debt: The cost of debt reflects the effective rate paid for use of current debt facilities. The cost of debt used by the Group in its analysis ranged from 2.5% to 3.0%.
•

Short- and medium-term growth rates: Short- and medium-term growth rates reflect the level of economic growth in each of the Group's markets from the last forecasted period. These assumptions are inherently uncertain and are subject to management discretion based on reasonable market expectations and the company's performance.

•

Forecasted operating costs: The level of cash flow generated by each operation is ultimately governed by the extent to which the Group manages the relationship between revenues and costs. The Group forecasts the level of operating costs by reference to (a) the historical absolute and relative levels of costs the Group has incurred in generating revenue, (b) the operating strategy of each business, (c) specific forecasted operating costs to be incurred and (d) expectations as to what these costs would be for an average market participant. The Group's estimates of forecasted operating costs are developed from a number of external sources, in combination with a process of on-going consultation with operational management.

•

Forecasted capital expenditure: The size and phasing of capital expenditure, both recurring expenditure to replace retired assets and investments in new projects, has a significant impact on cash flows. The Group forecasts the level of future capital expenditure based on current strategies and specific forecast costs to be incurred, as well as expectations of what these costs would be like for an average market participant. The Group's estimate of forecasted capital expenditure is developed from a number of external sources, in combination with a process of on-going consultation with operational management.

        The most significant unobservable input used in the valuation of contingent payable is discount rate. Cost of debt is applied when the certainty of future payments is higher and cost of capital is applied where the certainty of future payments is lower.

        The fair value of Group's assets and liabilities measured at fair value at the reporting date is presented below:

	As of March 31, 2016
	Total	Level 1	Level 2	Level 3
Recurring fair value measurements
Contingent consideration	8,096	—	—	8,096
Foreign currency derivatives	2,476	—	2,476	—

Total liabilities measured at fair value	$10,572	$—	$2,476	$8,096

        The Group's policy is to recognize transfers to and out of Level 3 as of the date of change in circumstances that caused the transfer. During the year ended March 31, 2016, only contingent liabilities were transferred out of Level 3 due to resolution of contingencies in deferred considerations payable for business acquisitions and acquisitions of software. No transfer between Level 1 and Level 2 of the fair value hierarchy occurred during the period. The reconciliation from the opening balance to the closing balance for recurring fair value measurements categorized within Level 3 of the fair value hierarchy is presented below:

Balances at March 31, 2015	$23,122
Transfers out of Level 3	(6,306)
Gain for the period included in earnings	(2,536)
Additions and settlements
Acquisitions	501
Settled in shares	(559)
Settled in cash	(6,126)

Balances at March 31, 2016	$8,096

Share-based compensation

Share-based compensation

        The Group accounts for stock-based compensation plans in accordance with ASC 718 Compensation—Stock Compensation. Under ASC 718, companies must calculate and record the cost of equity instruments, such as stock options or restricted stock, awarded to employees for services received in their consolidated statements of comprehensive income. The cost of the equity instruments is measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and is required to be recognized over the period during which the employee is required to provide services in exchange for the equity instruments (see Note 17).

        The Group recognizes compensation cost for an award with service conditions on a straight-line basis over the requisite service period for the entire award.

Recent accounting pronouncements

Recent accounting pronouncements

        With the exception of the below, there have been no recent accounting pronouncements or changes in accounting pronouncements during year ended March 31, 2016 that are of significance, or potential significance, to the Company's consolidated financial statements:

        In May 2014, the FASB issued Accounting Standards Update 2014-09, "Revenue from Contracts with Customers" ("ASU 2014-09"). ASU 2014-09 will replace all current U.S. GAAP guidance on this topic and eliminate all industry-specific guidance. The new guidance (i) removes inconsistencies, and weaknesses in revenue requirements, (ii) provides a more robust framework for addressing revenue issues, (iii) improves comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets, (iv) provides more useful information to users of financial statements through improved disclosure requirements, and (v) simplifies the preparation of financial statements by reducing the number of requirements to which an entity must refer. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. The guidance is effective for annual reporting periods beginning after December 15, 2016 including interim periods within that reporting period. The Group plans to apply the new standard beginning January 1, 2017 either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The adoption of ASU 2014-09 is not expected to have a material impact on the Group's consolidated financial statements.

        In January 2015, the FASB issued Accounting Standards Update 2015-01, "Income Statement—Extraordinary and Unusual Items". The provisions of this update simplify the income statement presentation requirements in Subtopic 225-20 by eliminating the concept of extraordinary items. Eliminating the extraordinary classification simplifies income statement presentation by altogether removing the concept of extraordinary items from consideration. The Group adopts this guidance from April 1, 2016. The implementation of this standard is not expected to have a material effect on the Group's consolidated financial statements.

        In September 2015, the FASB issued ASU 2015-16, "Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments". The amendments in this update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The update eliminates the current requirement to retrospectively adjust provisional amounts recognized at the acquisition date. The amendment is effective for the Group beginning April 1, 2016. The implementation of this standard is not expected to have a material effect on the Group's consolidated financial statements.

        In November 2015, the FASB issued Accounting Standards Update 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes", which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position to simplify disclosure. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this update. The new standard will be effective for the Group beginning April 1, 2016. The implementation of this standard is not expected to have a material effect on the Group's consolidated financial statements.

        In February 2016, the FASB issued Accounting Standards Update 2016-02, "Leases (Topic 842)". The purpose of this update is to increase transparency and comparability among organizations by requiring the recognition of lease assets and lease liabilities on the balance sheet. Most prominent among the amendments is the recognition of assets and liabilities by lessees for those leases classified as operating leases under previous U.S. GAAP. Under the new standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The amendment is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within those fiscal years. The Group is currently evaluating the impact of this accounting update on its consolidated financial statements.